Offerings	Jul. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 481,702,581.10
Carry Forward Form Type	N-2
Carry Forward File Number	333-282492
Carry Forward Initial Effective Date	Oct. 03, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 73,748.67
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, this Registration Statement carries forward $481,702,581.10 of shares of beneficial interest that were previously registered pursuant to Registrant’s Registration Statement on Form N-2 (File No. 333-282492), and which remain unsold as of the filing date of this Registration Statement (the “Unsold Shares”).

Amount represents $73,748.67 previously paid to register $481,702,581.10 of Unsold Shares, plus $306,200.00 to register the additional $2,000,000,000 of shares of beneficial interest registered hereby. Effective October 1, 2024, the filing fee rate was increased to $153.10 per million dollars of the proposed maximum aggregate offering price of the securities to be registered.